Other Payables	7 Months Ended
Dec. 31, 2015
Asian Equity Exchange Group Co LTD [Member]
Other Payables

NOTE 7 – OTHER PAYABLES

2015

Accrued charges to third parties service providers	$16,346
Payables to suppliers of property and equipment	47,241
Salaries and wages accrued to employees	5,879
$69,466

Accrued charges to third parties service providers and payables to suppliers of property and equipment are unsecured, interest free and to be settled within one month.